SCHEDULE OF BOND LIABILITIES FUTURE PAYMENTS (Details) - USD ($)	Oct. 31, 2025	Jan. 31, 2025
Other Liabilities Disclosure [Abstract]
2026	$ 791,000
2027	750,000	$ 791,000
2028	500,000	750,000
2029	1,089,000	500,000
2030		1,089,000
Thereafter
Total	$ 3,130,000	$ 3,130,000